Business and Basis of Presentation - Change in Accounting Policy (Details) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Shareholders’ equity attributable to OMH	$ 8,279,160	$ 7,650,186				$ 2,391,964				$ 8,279,160		$ 7,650,186	$ 2,391,964	$ 2,001,456
Income (loss) before provision for (benefit from) income taxes	33,000,000	(340,000,000)	$ 22,000,000	$ 11,000,000	$ 38,000,000	(38,000,000)	$ 697,000,000	$ 147,000,000	$ 99,000,000	327,000,000	$ 76,000,000	(269,000,000)	905,000,000	78,000,000
Net income	25,000,000	(192,000,000)	20,000,000	19,000,000	31,000,000	(25,000,000)	462,000,000	103,000,000	68,000,000	216,000,000	75,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	(986,424)	$ (219,000,000)	$ (11,000,000)	$ (12,000,000)	$ 0	$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000	(3,218,995)	(4,443,879)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Earnings (loss) per share - basic (in dollars per share)		$ 1.63	$ 0.08	$ 0.09	$ (0.00)	$ 0.41	$ (3.72)	$ (0.63)	$ (0.46)			$ 1.89	$ (4.40)	$ 0.19
Earnings (loss) per share - diluted (in dollars per share)		$ 1.63	$ 0.08	$ 0.09	$ (0.00)	$ 0.41	$ (3.70)	$ (0.63)	$ (0.45)			$ 1.89	$ (4.38)	$ 0.19
Finance receivables past due period												60 days
Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Income (loss) before provision for (benefit from) income taxes			$ 22,000,000								71,000,000
Net income			20,000,000								70,000,000
Net income (loss) attributable to OneMain Holdings, Inc.			$ (11,000,000)								$ (23,000,000)
Earnings (loss) per share - basic (in dollars per share)			$ 0.08								$ 0.18
Earnings (loss) per share - diluted (in dollars per share)			$ 0.08								$ 0.18
Restatement Adjustment [Member]
Financing Receivable, Impaired [Line Items]
Shareholders’ equity attributable to OMH						$ 36,000,000							$ 36,000,000
OneMain Holdings Inc [Member]
Financing Receivable, Impaired [Line Items]
Shareholders’ equity attributable to OMH	3,046,000,000	$ 2,751,000,000				$ 2,025,000,000				3,046,000,000		$ 2,751,000,000	2,025,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000		$ 20,000,000							327,000,000	$ 76,000,000	(269,000,000)	905,000,000	$ 78,000,000
Net income	25,000,000		19,000,000							216,000,000	75,000,000	122,000,000	608,000,000	94,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 25,000,000		$ (13,000,000)							$ 188,000,000	$ (23,000,000)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Earnings (loss) per share - basic (in dollars per share)	$ (0.19)		$ 0.10							$ (1.40)	$ 0.18	$ 1.89	$ (4.40)	$ 0.19
Earnings (loss) per share - diluted (in dollars per share)	$ (0.19)		$ 0.10							$ (1.39)	$ 0.18	$ 1.89	$ (4.38)	$ 0.19
Finance receivables past due period										60 days
Derecognition of Purchased Credit Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Income (loss) before provision for (benefit from) income taxes	$ 24,000,000									$ 27,000,000
Net income	15,000,000									17,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 15,000,000									$ 15,000,000
Earnings (loss) per share - basic (in dollars per share)	$ (0.11)									$ (0.11)
Earnings (loss) per share - diluted (in dollars per share)	$ (0.11)									$ (0.11)